Derivatives	9 Months Ended
Sep. 30, 2022
Derivatives
Derivatives

21.Derivatives

The Company is exposed to currency risk primarily due to the expected future USD, AUD and NIS expenses that will be incurred as part of the ongoing and planned marketing, clinical trials and other related expenses. A financial risk management policy has been approved to i) generate yields on liquidity and ii) reduce the exposure to currency fluctuations with a timeline up to 24 months and by means of foreign currency forwards or options.

The Company has entered into several foreign currency put and call for which the notional amounts are detailed in the table below:

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
call USD (in USD)	22,800	34,350
put USD (in USD)	—	(3,000)
call EUR (in EUR)	—	2,500
put EUR (in EUR)	(20,000)	(30,000)

The Company has also entered into several foreign currency swaps for which the notional amounts are detailed in the table below:

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
Foreign currency swaps EUR - NIS (in EUR)	1,230	—
Foreign currency swaps EUR - NIS (in NIS)	4,500	—

The following table shows the carrying amount of derivative financial instruments measured at fair value in the statement of the financial position including their levels in the fair value hierarchy:

	As at September 30, 2022
(in EUR 000)	Level I	Level II	Level III	Total
Financial assets
Foreign currency forwards	—	66	—	66
Financial liabilities				—
Foreign currency option	—	3,132	—	3,132

The fair value is determined by the financial institution and is based on foreign currency swaps rates and the maturity of the instrument. All foreign currency put and call options and foreign currency swaps are classified as current as their maturity date is within the next twelve months.

The change in the balance of the financial assets is detailed as follows:

(in EUR 000)	2022	2021
Financial asset

Opening value at January 1	—	—
New contracts	—	—
Fair value adjustments	66	—
Closing value at September 30	66	—

The change in the balance of the financial liabilities is detailed as follows:

	2022	2021
Opening value at January 1	654	—
New contracts	—	343
Fair value adjustments	2,558	146
Exchange rate difference	(80)	—
Closing value at September 30	3,132	489